Prospectus Supplement

July 2, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 2, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2015

Active International Allocation Portfolio
Advantage Portfolio
Asian Equity Portfolio
Emerging Markets Domestic Debt Portfolio
Emerging Markets External Debt Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Frontier Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Quality Portfolio
Global Real Estate Portfolio
Growth Portfolio
Insight Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Multi-Asset Portfolio
Opportunity Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio
(each, a "Portfolio")

The following is hereby added as a separate section after the section of each Portfolio's Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares:"

Class A Conversion Feature

Class A shares held in certain fee-based advisory program ("Advisory Program") accounts may be converted to Class I shares if such Advisory Program had previously offered only Class A shares and now offers only Class I shares. In addition, a shareholder holding Class A shares through a brokerage account may also convert its Class A shares to Class I shares if such shareholder transfers its Class A shares to an account within an Advisory Program that offers only Class I shares. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month period.

Please retain this supplement for future reference.

  MSIFINCSPT-0715